Income Taxes	12 Months Ended
Jun. 30, 2025
Income tax disclosure [Abstract]
INCOME TAXES

NOTE 23 — INCOME TAXES

Enterprise Income Taxes (“EIT”)

Xinxu Group is incorporated in Cayman Island as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Island.

HK Xinxu is established in Hong Kong and is subject to statutory income tax rate at 16.5%.

Anhui Heri Ltd. is established in PRC and is subject to statutory income tax rate at 25%.

Anhui Xinxu Ltd. is the Company’s main operating subsidiary in PRC. Anhui Xinxu is a High-New Technology Enterprise and has an applicable EIT rate of 15%. As of June 30, 2025, the tax years ended December 31, 2019 through December 31, 2024 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the fiscal years ended June 30, 2025, 2024 and 2023, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024. The PRC tax authorities may impose late payment fees and other penalties for the unpaid taxes according to the applicable regulations. Our financial position could be materially and adversely affected if it is required by the PRC tax authorities to pay late payment fees and other penalties.

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the fiscal years ended June 30, 2025, 2024 and 2023 as follows:

	2025	2024	2023
Income before taxes	$1,308,714	$841,301	$(241,286)
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$196,322	138,499	—
Tax effect of non-deductible expenses	4,059	(2,762)	31,813
Tax effect of R&D expense deduction	(200,381)	(135,737)	—
Income tax (refund) expenses	$—	$—	$31,813

Income taxes for the fiscal years ended June 30, 2025 and 2024 are attributed to the Company’s continuing operations in China and consisted of:

	2025	2024	2023
Current income tax	$—	$—	$36,260
Deferred income tax	—	—	(4,447)
Total income tax (refund) expense	$—	$—	$31,813

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of June 30, 2025 and 2024 are presented below:

	As of June 30,
	2025	2024	2023
Deferred tax assets:
Bad debts and impairment provisions	80,714	79,563	79,738
Safety production funds	395,569	389,930	390,785
Total	$476,283	$469,493	$470,523

The Company follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to be reversed. The Company would record a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets, will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

There was no valuation allowance for the deferred tax assets as of June 30, 2025 and 2024. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future taxable income over the periods in which the deferred tax assets are deductible, and the scheduled reversal of deferred tax liabilities, management believes it is more likely that the Company will realize the benefits of those deductible differences as of June 30, 2025 and 2024.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of income as income tax expense.

Uncertain Tax Positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also applies to the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its consolidated statement of operations. There were no interest and penalties associated with uncertain tax positions for the years ended June 30, 2025, and 2024. As of June 30, 2025, and 2024, the Company did not have any significant unrecognized uncertain tax positions.